CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 346,539	$ 50,243	¥ 444,933
Time deposits			10,000
Restricted time deposits	297,634	43,153	234,601
Short-term investment			35,950
Accounts receivable, net (including amounts billed through related party of RMB4,359 and nil as of December 31, 2021 and 2022, respectively)	189,665	27,499	175,165
Amount due from related parties	153	22	140
Prepayments and other current assets	46,537	6,747	53,466
Total current assets	880,528	127,664	954,255
Non-current assets:
Property and equipment, net	12,578	1,824	12,617
Intangible assets, net	18,339	2,659	21,675
Goodwill			10,236
Restricted cash and time deposits	40,059	5,808	37,266
Other non-current assets	10,758	1,560	33,873
Total non-current assets	81,734	11,851	115,667
Total assets	962,262	139,515	1,069,922
Current liabilities:
Short-term borrowings	253,481	36,751	181,853
Accounts payable (including amounts billed through related party of RMB2,384 and RMB5,652 as of December 31, 2021 and 2022, respectively; including amounts of the consolidated variable interest entities ("VIEs") of RMB29,858 and RMB19,436 as of December 31, 2021 and 2022 respectively	96,729	14,024	103,782
Advances from customers (including amounts of the consolidated VIEs of RMB1,670 and RMB1,565 as of December 31, 2021 and 2022, respectively	46,920	6,803	47,221
Tax payable (including amounts of the consolidated VIEs of RMB13,606 and RMB8,470 as of December 31, 2021 and 2022, respectively	9,662	1,401	14,670
Amount due to related parties	13,534	1,962	29,270
Accrued expenses and other current liabilities (including amounts of the consolidated VIEs of RMB65,464 and RMB6,144 as of December 31, 2021 and 2022, respectively.	88,871	12,885	152,521
Total current liabilities	509,197	73,826	529,317
Non-current liabilities:
Deferred tax liabilities	3,644	528	4,549
Other non-current liabilities	13,096	1,900	13,604
Total non-current liabilities	16,740	2,428	18,153
Total liabilities	525,937	76,254	547,470
Commitments and contingencies
Mezzanine equity:
Redeemable noncontrolling interest	0		1,689
Shareholders' equity:
Ordinary shares	286	41	286
Treasury stock, at cost (6,786,317 and 6,015,817 shares held as of December 31, 2021 and 2022, respectively)	(77,499)	(11,236)	(88,130)
Additional paid-in capital	1,891,266	274,208	1,902,587
Accumulated losses	(1,424,153)	(206,483)	(1,299,846)
Statutory reserves	2,027	294	2,027
Accumulated other comprehensive income/(loss)	37,941	5,501	(15,419)
Total Jianpu's shareholders' equity	429,868	62,325	501,505
Noncontrolling interests	6,457	936	19,258
Total shareholders' equity	436,325	63,261	520,763
Total liabilities, mezzanine equity and shareholders' equity	¥ 962,262	$ 139,515	¥ 1,069,922